STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Feb. 08, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Aggregated shares issued upon converted basis (in percent)		1.00%
Shares issued upon converted basis	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	280,000,000	280,000,000		280,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	0	0		0
Common shares, shares outstanding (in shares)	0	0		0
Ratio to be applied to the stock in the conversion	20.00%	20.00%
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)		27,600,000		0
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000	27,600,000		0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000		20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	6,900,000	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000	6,900,000	6,900,000
Ratio to be applied to the stock in the conversion	20.00%	20.00%